Employee Benefit Plans (Assumed Healthcare Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Before Age 65
Assumed healthcare costs trend rates
Following year	6.80%	6.30%
Ultimate rate to which cost increase is assumed to decline	4.00%	4.20%
Year in which the ultimate trend rate is reached	2077	2086
Age 65 and older
Assumed healthcare costs trend rates
Following year	13.00%	10.30%
Ultimate rate to which cost increase is assumed to decline	4.30%	4.60%
Year in which the ultimate trend rate is reached	2092	2091